FINANCIAL INSTRUMENTS (Details 28) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 8,004,446	$ 6,649,011
Bonds issued	4,997,038	4,513,459
Borrowings	1,499,051	940,677
Other Financial Lease Liabilities	$ 7,055,471	$ 5,718,360
Percentage of entity total interest rate borrowings	100.00%	100.00%
Fixed interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,639,075	$ 5,637,820
Bonds issued	4,997,038	4,513,459
Borrowings	1,082,655	860,137
Other Financial Lease Liabilities	$ 559,382	$ 264,224
Proportion of fixed interest rate borrowings	94.10%	98.60%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 416,396	$ 80,540
Bonds issued	0	0
Borrowings	$ 416,396	$ 80,540
Proportion of variable interest rate borrowings	5.90%	1.40%